Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
11.30 Fidelity Advisor Equity Income Fund - Z PRO-02 | Fidelity Advisor® Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

11.30 Fidelity Advisor Equity Income Fund - Z PRO-02 | Fidelity Advisor® Equity Income Fund | Fidelity Advisor Equity Income Fund-Class Z Equity
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2013
11.30 Fidelity Advisor Equity Income Fund - Z PRO-02 | Fidelity Advisor® Equity Income Fund | Return Before Taxes | Fidelity Advisor Equity Income Fund-Class Z Equity
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(3.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%	[1]
11.30 Fidelity Advisor Equity Income Fund - Z PRO-02 | Fidelity Advisor® Equity Income Fund | After Taxes on Distributions | Fidelity Advisor Equity Income Fund-Class Z Equity
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(6.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2013
11.30 Fidelity Advisor Equity Income Fund - Z PRO-02 | Fidelity Advisor® Equity Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Equity Income Fund-Class Z Equity
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(0.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2013
11.30 Fidelity Advisor Equity Income Fund - Z PRO-02 | Fidelity Advisor® Equity Income Fund | Russell 3000® Value Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(4.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%	[1]

[1]	From August 13, 2013